PROVISIONS, COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2021
PROVISIONS, COMMITMENTS AND CONTINGENCIES
Schedule Of Provisions And Contingent Liabilities
Thousands of United States dollars	Termination benefits	Legal disputes
Balance as at December 31, 2020	$-	$-
Additional provisions	352	1,681
Balance as at December 31, 2021	$352	$1,681